Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001907184
Entity Registrant Name	Electra Battery Materials Corp
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-41356
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Entity Address, Country	CA
Title of 12(b) Security	Common Shares
Trading Symbol	ELBM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	103,738,330
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1930
Auditor Location	Toronto, Ontario
Auditor Name	MNP LLP
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Contact Personnel Name	Trent Mell
City Area Code	416
Local Phone Number	900-3891